SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 7) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total	$ 14,199	$ 20,126	[1]
Israel
Total	13,540	18,204
United States
Total	424	451
Europe
Total	235	1,345
Japan
Total	0	109
Other
Total	$ 0	$ 17

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).